December 10, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re: Themes ETF Trust (the “Trust”)

File Nos.: 333-271700 and 811-23872

Leverage Shares 2X Long CNC Daily ETF

Leverage Shares 2X Long HUM Daily ETF

Leverage Shares 2X Long ELV Daily ETF

Leverage Shares 2X Long CI Daily ETF

Leverage Shares 2X Long SBET Daily ETF

Leverage Shares 2X Long OPEN Daily ETF

Leverage Shares 2X Long CIFR Daily ETF

Leverage Shares 2X Long DECK Daily ETF

Leverage Shares 2X Long TTD Daily ETF

Leverage Shares 2X Long UPS Daily ETF

Leverage Shares 2X Long KMX Daily ETF

Leverage Shares 2X Long DOW Daily ETF

Leverage Shares 2X Long LRCX Daily ETF

Leverage Shares 2X Long KLAC Daily ETF

Leverage Shares 2X Long GRAB Daily ETF

Leverage Shares 2X Long DUOL Daily ETF

Leverage Shares 2X Long NVTS Daily ETF

Leverage Shares 2X Long PBR Daily ETF

Leverage Shares 2X Long VALE Daily ETF

Leverage Shares 2X Long ZM Daily ETF

Leverage Shares 2X Long LYFT Daily ETF

Leverage Shares 2X Long LAC Daily ETF

Leverage Shares 2X Long ASST Daily ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Leverage Shares 2X Long CNC Daily ETF, Leverage Shares 2X Long HUM Daily ETF, Leverage Shares 2X Long ELV Daily ETF, Leverage Shares 2X Long CI Daily ETF, Leverage Shares 2X Long SBET Daily ETF, Leverage Shares 2X Long OPEN Daily ETF, Leverage Shares 2X Long CIFR Daily ETF, Leverage Shares 2X Long DECK Daily ETF, Leverage Shares 2X Long TTD Daily ETF, Leverage Shares 2X Long UPS Daily ETF, Leverage Shares 2X Long KMX Daily ETF, Leverage Shares 2X Long DOW Daily ETF, Leverage Shares 2X Long LRCX Daily ETF, Leverage Shares 2X Long KLAC Daily ETF, Leverage Shares 2X Long GRAB Daily ETF, Leverage Shares 2X Long DUOL Daily ETF, Leverage Shares 2X Long NVTS Daily ETF, Leverage Shares 2X Long PBR Daily ETF, Leverage Shares 2X Long VALE Daily ETF, Leverage Shares 2X Long ZM Daily ETF, Leverage Shares 2X Long LYFT Daily ETF, Leverage Shares 2X Long LAC Daily ETF, and Leverage Shares 2X Long ASST Daily ETF hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post- Effective Amendment No. 80 to the Trust’s Registration Statement on Form N-1A, filed on December 9, 2025.

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall

Karen Aspinall

KAREN A. ASPINALL ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928

Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com